LINE OF CREDIT, SHORT TERM DEBT AND BANK ACCEPTANCE NOTES (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended						1 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Aug. 31, 2013	Jul. 31, 2013	Dec. 31, 2012	Mar. 31, 2012 Sanmen Local Bank [Member]	May 31, 2012 Sanmen Branch Of CITIC Bank [Member]	Jun. 30, 2013 Taizhou Bank [Member]	Dec. 31, 2012 Taizhou Bank [Member]	Dec. 31, 2012 China Everbright Bank [Member]	Jun. 30, 2013 China Everbright Bank [Member]	Dec. 31, 2012 CITIC Bank [Member]	Jun. 30, 2013 CITIC Bank [Member]	Jun. 30, 2013 Yinzuo Bank [Member]	Dec. 31, 2012 Yinzuo Bank [Member]	Jun. 30, 2013 Shanghai Pudong Development Bank [Member]	Dec. 31, 2012 Shanghai Pudong Development Bank [Member]	Jun. 30, 2013 Industrial and Commercial Bank of China [Member]	Dec. 31, 2012 Industrial and Commercial Bank of China [Member]	Jun. 30, 2013 Jonway Group [Member]	May 31, 2013 Jonway Group [Member]	Feb. 28, 2013 Jonway Group [Member]	Jan. 31, 2013 Jonway Group [Member]	Dec. 31, 2012 Jonway Group [Member]	Nov. 30, 2012 Jonway Group [Member]	May 25, 2012 Jonway Group [Member]	Jun. 30, 2013 Minimum [Member] Taizhou Bank [Member]	Dec. 31, 2012 Minimum [Member] Jonway Group [Member]	Jun. 30, 2013 Maximum [Member] Taizhou Bank [Member]	Dec. 31, 2012 Maximum [Member] Jonway Group [Member]
Short-term Debt [Line Items]
Line of credit, borrowing capacity								$ 800,000	$ 24,300,000		$ 4,000,000	$ 9,100,000								$ 4,800,000			$ 1,100,000	$ 1,400,000	$ 3,400,000	$ 1,600,000	$ 7,300,000
Line of credit, amount outstanding										1,600,000	2,000,000									4,800,000		800,000		800,000
Credit exposure									7,300,000	400,000	4,000,000	4,500,000		7,300,000
Line of credit, annual interest rate	7.11%	7.11%	7.77%	7.77%
Short term loans	13,744,000		13,744,000				8,754,000		7,300,000	1,610,000	1,585,000			7,333,000	7,280,000			676,811		4,854,000
Payment of short term debt			2,786,000	4,842,000
Interest rate									6.00%											5.57%				6.90%		8.05%	6.60%		5.92%	8.06%	8.53%	8.46%
Debt instrument, maturity date									Nov. 30, 2013		Dec. 31, 2013	Dec. 31, 2013
Pledged assets															1,500,000							3,300,000						5,800,000
Bank acceptance notes payable	21,842,000		21,842,000		9,300,000	7,300,000	18,513,000		5,800,000	4,530,000	4,627,000	6,334,000	9,061,000	5,608,000	5,824,000		1,268,000		677,000	2,427,000
Required cash deposit	50.00%		50.00%		50.00%	100.00%				50.00%			50.00%		100.00%	50.00%				100.00%
Restricted cash for notes payable	$ 15,300,000		$ 15,300,000							$ 2,500,000		$ 4,500,000														$ 100,000
Number of bank acceptance notes																21